Management's Discussion of Fund Performance

The year 2001 has again proven to be a difficult one for investors, particularly in the Technology sector. The larger capitalized technology stocks are down on average approximately 40% year-to-date through September 30, 2001. For the same period, Class A shares of the Fund were down 33.91%. For the fiscal year ended September 30, 2001, Class A shares of the Fund were down 60.55%. Performance to date continues to underscore the importance of earnings in this market. Further, the events of September 11th have given us a second factor that has contributed to this volatility. The market does not like uncertainty, and it has had to deal with a great deal of uncertainty lately.

Stock gains will continue to sputter until we begin to get some guidance for companies that earnings are beginning to recover, which may not come until mid-2002. The silver lining is that year-over-year comparisons should begin to improve soon. The market may also begin to discount further earnings disappointments, as earnings disappointments will likely disappear in the coming months due to much lower expectations. We believe that the technology investors' risk is not being factored into the market at this time.

After the events on September 11, the market began to tumble. We believe that the Fund was positioned to handle this effectively. Normally we would have had at least 65% of Fund assets in technology stocks; however, in May we went defensive. As of September 30, we had less than 10% of the Fund invested in stocks. Currently, approximately 90% of the Fund is invested in stocks. Now that the market has corrected sharply, selling pressure seems to have lifted for the time being. It remains to be seen if this pause can be translated into a full-blown recovery; however, many of the necessary ingredients are in place. Technology stocks as a whole had outperformed the rest of the market in the third quarter. This could be taken as an indication of a washout in the sector and a slight sign of a recovery in earnings. If true, investors should return to technology as earnings begin to show greater improvement. As we complete the year 2001, we expect to concentrate in technology stocks with sound earnings prospects.

In light of the performance of the Technology and Internet sectors in general, the Fund has no dividends or capital gains to report this year.

Aegis Asset Management, Inc.
November 9, 2001





For a prospectus and more information, including charges and expenses, call toll free 1-800-998-6658. The prospectus should be read carefully before investing. Past performance does not guarantee future results.

Distributed by Unified Financial Securities, Inc., SIPC, 431 N. Pennsylvania St. Indianapolis, IN 46204. Member NASD and SIPC

For the calendar year to date, the Westcott Technology Fund (the "Fund")(ticker symbol: NETAX)(Formerly, Westcott Nothing But Net Fund) had total losses of 33.91% and 33.91% for Class A shares and Class I shares, respectively, with net asset values as of September 30, 2001 of $2.30 and $2.28 per share, respectively. The returns for each class are set forth below.

                           Average Annual Total Return
                                                                             The Street.Com
    Periods ending                           Class - I        S&P 500           Internet         NASDAQ 100
      9/30/2001             Class - A                       Stock Index          Index           Stock Index
----------------------- ------------------ -------------- ----------------- ----------------- ------------------
       One Year              -60.55%          -60.55%         -26.61%           -83.31%            -67.26%
  Year to Date 2001          -13.91%          -33.91%         -20.38%           -60.37%            -50.09%
Average Annual Return        -56.78%          -55.74%         -14.16%            -0.70%            -41.81%
   Since Inception

                 Total Return Since Inception (December 9, 1999)

WestCott Technology Fund - Class A - $2184
1/31/00 $  9,690
3/31/00    9,640
5/31/00    5,780
7/31/00    5,840
9/30/00    5,830
11/30/00   3,760
1/31/01    3,910
3/31/01    2,410
5/31/01    2,800
7/31/01    2,520
9/30/01    2,184

TheStreet.com Internet Index - $1,122
1/31/00 $  9,906
3/31/00   10,424
5/31/00    7,454
7/31/00    6,839
9/30/00    6,719
11/30/00   3,556
1/31/01    3,637
3/31/01    2,111
5/31/01    2,476
7/31/01    1,929
9/30/01    1,122

S&P 500 Stock Index - $7,581
1/31/00 $  9,949
3/31/00   10,716
5/31/00   10,180
7/31/00   10,268
9/30/00   10,330
11/30/00   9,476
1/31/01    9,860
3/31/01    8,394
5/31/01    9,106
7/31/01    8,797
9/30/01    7,581

NASDAQ 100 Stock Index - $3,696
1/31/00  $11,284
3/31/00   13,901
5/31/00   10,508
7/31/00   11,410
9/30/00   11,288
11/30/00   7,925
1/31/01    8,199
3/31/01    4,975
5/31/01    5,692
7/31/01    5,323
9/30/01    3,696

WestCott Technology Fund - Class I - $2,280
1/31/00 $  9,510
3/31/00    9,590
5/31/00    5,730
7/31/00    5,800
9/30/00    5,780
11/30/00   3,720
1/31/01    3,880
3/31/01    2,390
5/31/01    2,770
7/31/01    2,500
9/30/01    2,280



These graphs show the value of a hypothetical initial investment of $10,000 in the applicable Class of the Fund, S&P 500 Index and The Street.com Internet Index on December 9, 1999 (inception of the Fund) and held through September 30, 2001. The S&P 500 and the NASDAQ 100 Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Westcott Technology Fund portfolio. The Street.com Index is a widely recognized index of Internet stocks and is representative of a broader market and range of securities than is found in the Westcott Technology Fund portfolio. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. Investment returns and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS

Wescott Technology Fund
(Formerly, Westcott Nothing But Net Fund)
Schedule of Investments - September 30, 2001


Common Stocks - 9.9%                                               Shares              Value

Computer & Office Equipment - 2.2%
International Business Machines Corp.                                135               $ 12,460
                                                                                      -----------------
Semiconductors & Related Devices - 1.6%
Intel Corp.                                                          450                  9,198
                                                                                       -----------------
Services - Computer Integrated Systems Design - 3.2%
IDT Corp. (a)                                                        735                  8,452
Yahoo!, Inc. (a)                                                   1,150                 10,132
                                                                                        -----------------
                                                                                         18,584
                                                                                        -----------------
Services - Computer Programming Services - 2.2%
VeriSign, Inc. (a)                                                   300                 12,570
                                                                                         -----------------
Services - Prepackaged Software - 0.7%
Ariba, Inc. (a)                                                     2,050                 3,813
                                                                                         -----------------

TOTAL COMMON STOCKS (Cost $159,174)                                                       56,625
                                                                                         -----------------


                                                                  Principal
                                                                   Amount                   Value
Money Market Securities - 90.2%
Huntington Money Fund -  Investment A, 2.24% (b)                      520,006              $ 520,006
                                                                                            -----------------

        (Cost $520,006)
TOTAL INVESTMENTS - 100.1%  (Cost $679,180)                                                   576,631
                                                                                             -----------------

Liabilities in excess of other assets - (0.1)%                                                   (463)
                                                                                             -----------------

TOTAL NET ASSETS - 100.0%                                                                    $ 576,168
                                                                                             =================



(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at September 30, 2001.

See accompanying notes which are an integral part of the financial statements.


Wescott Technology Fund
(Formerly, Westcott Nothing But Net Fund)                                                             September 30, 2001
Statement of Assets & Liabilities

Assets
Investment in securities (cost $679,180)                                                       $ 576,631
Interest receivable                                                                                  817
                                                                                      -------------------
   Total assets                                                                                  577,448

Liabilities
Accrued investment advisory fee                                                                      616
Distribution fee - Class A                                                                           664
                                                                                      -------------------
   Total liabilities                                                                               1,280

Net Assets                                                                                     $ 576,168
                                                                                      ===================

Net Assets consist of:
Paid in capital                                                                              $ 2,740,172
Accumulated net realized gain (loss) on investments                                           (2,061,455)
Net unrealized appreciation (depreciation) on investments                                       (102,549)
                                                                                      -------------------

Net Assets                                                                                     $ 576,168
                                                                                      ===================

Class A:
Net Asset Value,
   and redemption price per share ($59,625/25,940 shares)                                         $ 2.30
                                                                                      ===================

Maximum offering price per share
   (net assets value plus sales charge of 5%)                                                     $ 2.42
                                                                                      ===================

Class I:
Net Asset Value, offering price and redemption
   price per share ($516,543/226,192 shares)                                                      $ 2.28
                                                                                      ===================

See accompanying notes which are an integral part of the financials statements.


Wescott Technology Fund
(Formerly, Westcott Nothing But Net Fund)
Statement of Operations as of September 30, 2001


Investment Income
Interest income                                                                                   $ 7,346
Dividend income                                                                                       547
                                                                                           ---------------
Total Income                                                                                        7,893

Expenses
Investment advisory fee                                                                          $ 12,686
Distribution fees - Class A                                                                           230
Trustee's fees                                                                                      2,123
                                                                                           ---------------
Total expenses before reimbursement                                                                15,039
Reimbursed expenses                                                                                (2,123)
                                                                                           ---------------
Total operating expenses                                                                           12,916
                                                                                           ---------------
Net Investment Income (Loss)                                                                       (5,023)
                                                                                           ---------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                (642,446)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                      (191,992)
                                                                                           ---------------
Net realized and unrealized gain (loss) on investment securities                                 (834,438)
                                                                                           ---------------

Net increase (decrease) in net assets resulting from operations                                $ (839,461)
                                                                                           ===============

See accompanying notes which are an integral part of the financial statements.

Wescott Technology Fund
(Formerly, Westcott Nothing But Net Fund)
Statement of Changes in Net Assets


                                                                             Year ended              Period ended
                                                                         September 30, 2001       September 30, 2000   (a)
                                                                        ----------------------   -------------------------
Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                                      $ (5,023)               $ (22,648)
   Net realized gain (loss) on investment securities                                 (642,446)              (1,419,009)
   Change in net unrealized appreciation (depreciation)                              (191,992)                  89,443
                                                                        ----------------------   ----------------------

   Net increase (decrease) in net assets resulting from operations                   (839,461)              (1,352,214)
                                                                        ----------------------   ----------------------
Distributions to shareholders
   From net investment income                                                               0                        0
   From net realized gain                                                                   0                        0
                                                                        ----------------------   ----------------------
   Total distributions                                                                      0                        0
Share Transactions - net increase (decrease)
   Class A                                                                             (7,629)                 289,950
   Class I                                                                           (140,617)               2,626,139
                                                                        ----------------------   ----------------------
Net increase (decrease) in net assets resulting
   from share transactions                                                           (148,246)               2,916,089
                                                                        ----------------------   ----------------------
Total increase (decrease) in net assets                                              (987,707)               1,563,875
                                                                        ----------------------   ----------------------

Net Assets
   Beginning of period                                                              1,563,875                        0
                                                                        ----------------------   ----------------------

  End of period                                                                     $ 576,168              $ 1,563,875
                                                                        ======================   ======================

Capital Share Transactions - A Shares
   Shares sold                                                                              0                   57,096
   Shares issued in reinvestment of distributions                                           0                        0
   Shares repurchased                                                                  (3,012)                 (28,144)
                                                                        ----------------------   ----------------------

   Net increase (decrease) from capital transactions                                   (3,012)                  28,952
                                                                        ======================   ======================

Capital Share Transactions - I Shares
   Shares sold                                                                        112,214                  285,801
   Shares issued in reinvestment of distributions                                           0                        0
   Shares repurchased                                                                (127,625)                 (44,197)
                                                                        ----------------------   ----------------------

   Net increase (decrease) from capital transactions                                  (15,411)                 241,604
                                                                        ======================   ======================


(a)   For the period December 9, 1999 (Commencement of Operations) to September 30, 2000

See accompanying notes which are integral part of the financial statements.

Wescott Technology Fund
(Formerly, Westcott Nothing But Net Fund)
Class A
Financial Highlights


                                                              Year ended                         Period ended
                                                          September 30, 2001                September 30, 2000 (a)
                                                   ---------------------------------      ---------------------------
Selected Per Share Data
Net asset value, beginning of period                             $ 5.83                          $ 10.00
                                                   ---------------------------------      ---------------------------
Income (loss) from investment operations
   Net investment income (loss)                                   (0.03)                           (0.10)
   Net realized and unrealized gain (loss)                        (3.50)                           (4.07)
                                                   ---------------------------------      ---------------------------
Total from investment operations                                  (3.53)                           (4.17)
                                                   ---------------------------------      ---------------------------

Less distributions:
   Distributions from net investment income                        0.00                             0.00
   Distributions from net realized gains                           0.00                             0.00
                                                   ---------------------------------      ---------------------------
Total distributions                                                0.00                             0.00
                                                   ---------------------------------      ---------------------------
Net asset value, end of period                                   $ 2.30                           $ 5.83
                                                   =================================      ===========================

Total Return                                                     (60.55)%                         (41.70)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                     $60                             $169
Ratio of expenses to average net assets                            1.95%                            1.97%(c)
Ratio of expenses to average net assets
   before reimbursement                                            2.24%                            2.09%(c)
Ratio of net investment income (loss) to
   average net assets                                             (0.90)%                          (1.61)(c)
Ratio of net investment income (loss) to
   average net assets before reimbursement                        (1.19)%                          (1.73)(c)
Portfolio turnover rate                                           48.57%                          190.14%(c)


(a) For the period December 9, 1999 (Commencement of Operations) to September
 30, 2000
(b) For periods of less than a full year, total return is not annualized
(c) Annualized

See accompanying notes which are an integral part of the financial statements.

Wescott Technology Fund
(Formerly, Westcott Nothing But Net Fund)
Class I
Financial Highlights


                                                         Year ended                    Period ended
                                                     September 30, 2001              September 30, 2000 (a)
Selected Per Share Data
Net asset value, beginning of period                               $ 5.77                          $ 10.00
                                                   -----------------------      ---------------------------
Income (loss) from investment operations
   Net investment income (loss)                                     (0.02)                           (0.08)
   Net realized and unrealized gain (loss)                          (3.47)                           (4.15)
                                                   -----------------------      ---------------------------
Total from investment operations                                    (3.49)                           (4.23)
                                                   -----------------------      ---------------------------

Less distributions:
   Distributions from net investment income                             0                                0
   Distributions from net realized gains                                0                                0
                                                   -----------------------      ---------------------------
Total distributions                                                     0                                0
                                                   -----------------------      ---------------------------
Net asset value, end of period                                     $ 2.28                           $ 5.77
                                                   =======================      ===========================

Total Return                                                       (60.55)%                         (42.30)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                      $517                           $1,395
Ratio of expenses to average net assets                             1.70%                            1.72% (c)
Ratio of expenses to average net assets
   before reimbursement                                             1.98%                            1.86% (c)
Ratio of net investment income (loss) to
   average net assets                                               (0.64)%                          (1.32)(c)
Ratio of net investment income (loss) to
   average net assets before reimbursement                          (0.93)%                          (1.46)(c)
Portfolio turnover rate                                            48.57%                          190.14% (c)


(a) For the period December 9, 1999 (Commencement of Operations) to September
30, 2000
(b) For periods of less than a full year, total return is not annualized
(c) Annualized

See accompanying notes which are an integral part of the financial statements.

                             Westcott Technology Fund
                     (Formerly, Westcott Nothing But Net Fund)
                          Notes to Financial Statements
                               September 30, 2001

NOTE 1.  ORGANIZATION

     The Westcott Technology Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on September 29, 1999 and commenced operations on December 9, 1999. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long term growth of capital. The Board of Trustees has authorized 2 classes of shares of the Fund: Class A shares, and Institutional shares. Each class is subject to different expenses and a different sales charge structure.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

                            Westcott Technology Fund
                    (Formerly, Westcott Nothing But Net Fund)
                          Notes to Financial Statements
                         September 30, 2001 - continued

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principals require that permanent financial reporting tax differences relating to shareholder distributions be reclassed to paid in capital.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Aegis Management, Inc., 230 Westcott St., Suite 1, Houston, Texas 77007, serves as investment adviser to the Fund. The Adviser was organized as a Texas corporation in 1933. The Adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. The investment decisions for the Fund are made by a committee of the Adviser, which is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 expenses, fees and expenses of the non-interested person Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee (based on average daily net assets) of 1.70% computed and accrued daily and paid monthly. For the year ended September 30, 2001, the Adviser received a fee of $12,686 from the Fund. The Adviser has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund through February 1, 2002. For the year ended September 30, 2001, the Adviser reimbursed expenses of $2,123.

     On behalf of the Class A shares, the Fund has adopted a distribution plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940, as amended. Under the Distribution Plan, the Fund is authorized to pay a fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class A shares. For the year ended September 30, 2001, the Fund incurred distribution expenses of $230 for Class A shares. For the year ended September 30, 2001, Westcott Securities LLC, a related broker/dealer under common control, which is registered with the Securities & Exchange Commission, received distribution fees of $7 from a total $230 from the Fund for expenses related to the sale of Class A shares.

     Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger AmeriPrime Financial Services, Inc. served as administrator to the Fund. The result of this merger is now Unified Fund Services, Inc. ("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement.

     Prior  to  December  31,  2000,  the  Fund  retained  AmeriPrime  Financial
Securities, Inc. to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities. Both companies are wholly owned subsidiaries

                            Westcott Technology Fund
                          Notes to Financial Statements
                         September 30, 2001 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were no payments made to either distributor for the year ended September 30, 2001. A Trustee and officer of the Trust may be deemed to be an affiliate of AmeriPrime Financial Securities, Inc. and Unified Financial Securities, Inc.

NOTE 4.  INVESTMENTS

     For the year ended September 30, 2001, purchases and sales of investment securities, other than short term investments, aggregated $272,659 and $783,974, respectively. As of September 30, 2001, there was net unrealized depreciation of $102,549. The aggregate cost of securities for federal income tax purposes at September 30, 2001 was $687,361. The difference between book cost and tax cost consists of wash sales in the amount of $8,181.

NOTE 5.  ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6.  RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities, but is affiliated with Westcott Securities, LLC. Westcott Securities, LLC can receive commissions on trades made on behalf of the Fund. For the year ended September 30, 2001, Westcott Securities LLC received no brokerage fees and commissions from the Fund.

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2001, Donaldson, Lufkin & Jenrette beneficially owned in aggregate more than 97% of Class A shares of the Fund and Donaldson, Lufkin & Jenrette beneficially owned in aggregate more than 97% of Class I shares of the Fund.

NOTE 7.  CAPITAL LOSS CARRYFORWARD

      At September 30, 2001, the Fund had available for federal tax purposes an unused capital loss carry forward of $2,053,274, of which $1,408,806 expires in 2008 and $644,468 expires in 2009.

                          Independent Auditor's Report



To the Shareholders and
Trustees of  Westcott Technology Fund (formerly Westcott Nothing But Net Fund)

In planning and performing our audit of the financial statements of Westcott Technology Fund (the "Fund") for the year ended September 30, 2001, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of the Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of September 30, 2001.

This report is intended solely for the information and use of management and the Board of Trustees of the Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
October 18, 2001
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